Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock-based Compensation Expense Recognized for all Stock-based Awards
Stock-based compensation expense recognized for all stock-based awards is reported in the Company’s consolidated statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2022	2021
	(in thousands)
Cost of sales	$1,446	$557
General and administrative	1,143	19,353
Sales and marketing	(7,982)	27,278
Research and development	6,827	2,655

Total	$1,434	$49,843

Summarizes Stock Option Activity
The following table summarizes stock option activity under the 2013 Plan and 2021 Plan since December 31, 2022:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding at December 31, 2021	29,435,319	$1.40	7.5

Granted	1,202,098	2.79	—
Exercised	(4,033,298)	0.71	—
Cancelled	(3,371,520)	3.53	—
Forfeited	(519,037)	5.05	—

Outstanding at December 31, 2022	22,713,562	$1.20	6.6

Exercisable at December 31, 2022	15,485,784	$0.90	5.9

Vested or expected to vest at December 31, 2022	22,713,562	$1.20	6.6

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
In determining the estimated fair value of the stock option awards, the Company uses the Black-Scholes option pricing model. The fair value of share option awards was estimated with the following assumptions:

	As of December 31,
	2022	2021
Expected volatility	32% - 56%	32% - 34%
Expected term (in years)	6.1 - 6.1	6.1 - 6.1
Risk-free interest rate	1.5% - 3.6%	.99% - 1.2%
Expected dividend rate	0%	0%

Summary of Share-based Payment Arrangement, RSU, Activity
The following table summarizes the RSU activity under the equity incentive plan:

	RSUs
	RSU Activity	Weighted- Average Grant Date Fair Value Per Share
Balance as of December 31, 2021	4,924,243	$6.30
Granted	12,692,419	2.80
Vested	(1,302,603)	6.67
Forfeited	(2,373,371)	4.94

Outstanding at December 31, 2022	13,940,688	$3.31

Expected to vest at December 31, 2022	13,940,688	$3.31